Fees Summary	Sep. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 70,637,214.60
Previously Paid Amount	0.00
Total Fee Amount	10,814.56
Total Offset Amount	0.00
Net Fee	$ 10,814.56